SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	$ 574,764
SAPESCO Business Combination	22,093
Balance as of September 30, 2020	596,857
Production Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	419,646
SAPESCO Business Combination	11,046
Balance as of September 30, 2020	430,692
Drilling and Evaluation Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	155,118
SAPESCO Business Combination	11,047
Balance as of September 30, 2020	$ 166,165